INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	$ 4,684	$ 3,878
Intangible Assets	1,745	531
Total	6,429	4,409	[1]
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	2,703	1,897
Intangible Assets	1,505	278
Total	4,208	2,175
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	541	541
Intangible Assets	97	102
Total	638	643
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	1,440	1,440
Intangible Assets	112	131
Total	1,552	1,571
Corporate
Disclosure of operating segments [line items]
Goodwill	0	0
Intangible Assets	31	20
Total	$ 31	$ 20

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.